Business Acquisition - Purchase Price Consideration and Assets Acquired and Liabilities Assumed (Details) - AV Homes Inc [Member] - USD ($) $ in Thousands				9 Months Ended
	Oct. 25, 2018	Oct. 02, 2018	Jan. 08, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Business Acquisitions
Cash payments to acquire businesses		$ 280,400
Contingent consideration (earn-out)		80,000		$ 2,418	$ 1,818
Total consideration	$ 534,900	$ 534,900
Assets
Goodwill				39,023		$ 30,290
Oakdale-Hampton Homes
Business Acquisitions
Cash payments to acquire businesses			$ 42,423
Total consideration			44,841
Assets
Receivables and other assets			719
Land and other inventories			34,933
Property, plant and equipment			798
Goodwill			8,733
Total assets acquired			45,743
Liabilities
Accounts payable			749
Accrued and other liabilities			84
Customer deposits			69
Total liabilities assumed			902
Total net assets acquired			44,841
Trade Name | Oakdale-Hampton Homes
Assets
Intangibles			560	$ 600
Earn-out | Oakdale-Hampton Homes
Business Acquisitions
Contingent consideration (earn-out)			$ 2,418